Deferred Revenues - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous liabilities [abstract]
Unamortized portion of capitalized direct costs associated with installation of wireline services	¥ 228	¥ 367